Financial Information of the Parent Company - Schedule of Parent Company Balance Sheets (Details) - Parent [Member] - USD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024
ASSETS
Cash	$ 23,938,610	$ 25,058,414
Other receivable		1,377,873
TOTAL CURRENT ASSETS	40,732,746	37,300,120
Investment in subsidiaries	15,396,764	8,749,310
TOTAL ASSETS	56,129,510	46,049,430
CURRENT LIABILITIES
Accrued expense		49,475
TOTAL CURRENT LIABILITIES		546,489
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares, $11.25 par value, 2,000,000,000 shares authorized, 563,338 and 42,880 shares issued and outstanding as of September 30, 2025 and 2024, respectively	6,337,553	482,400
Additional paid-in capital	63,009,567	53,864,720
Accumulated deficit	(11,404,088)	(7,732,033)
Accumulated other comprehensive loss	(1,813,522)	(1,112,146)
TOTAL SHAREHOLDERS’ EQUITY	56,129,510	45,502,941
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	56,129,510	46,049,430
Related Party
ASSETS
Due from related parties	5,638,387
Due from subsidiaries	11,155,749	10,863,833
CURRENT LIABILITIES
Due to related parties		$ 497,014